INVENTORIES - Schedule of Inventory, Net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials, stores and consumables	$ 38	$ 27	$ 34
Work in progress	34	42	28
Finished goods and goods held for resale	70	45	33
Total inventories, net	$ 142	$ 114	$ 95